Shareholder Report, Line Graph (Details) - USD ($)				2 Months Ended		3 Months Ended	5 Months Ended		6 Months Ended	8 Months Ended		9 Months Ended	11 Months Ended		12 Months Ended	14 Months Ended		15 Months Ended	17 Months Ended		18 Months Ended	20 Months Ended		21 Months Ended	23 Months Ended		24 Months Ended	26 Months Ended		27 Months Ended	29 Months Ended		30 Months Ended	32 Months Ended		33 Months Ended	35 Months Ended		36 Months Ended	38 Months Ended		39 Months Ended	41 Months Ended		42 Months Ended	44 Months Ended		45 Months Ended	47 Months Ended		48 Months Ended	50 Months Ended		51 Months Ended	53 Months Ended		54 Months Ended	56 Months Ended		57 Months Ended	59 Months Ended	60 Months Ended	62 Months Ended	63 Months Ended	65 Months Ended	66 Months Ended	68 Months Ended	69 Months Ended	71 Months Ended	72 Months Ended	74 Months Ended	75 Months Ended	77 Months Ended	78 Months Ended	80 Months Ended	81 Months Ended	83 Months Ended	84 Months Ended	86 Months Ended	87 Months Ended	89 Months Ended	90 Months Ended	92 Months Ended	93 Months Ended	95 Months Ended	96 Months Ended	98 Months Ended	99 Months Ended	101 Months Ended	102 Months Ended	104 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Feb. 22, 2021	Mar. 06, 2017	Oct. 31, 2015	Apr. 30, 2021	Apr. 30, 2017	Jan. 31, 2016	Jul. 31, 2021	Jul. 31, 2017	Apr. 30, 2016	Oct. 31, 2021	Oct. 31, 2017	Jul. 31, 2016	Jan. 31, 2022	Jan. 31, 2018	Oct. 31, 2016	Apr. 30, 2022	Apr. 30, 2018	Jan. 31, 2017	Jul. 31, 2022	Jul. 31, 2018	Apr. 30, 2017	Oct. 31, 2022	Oct. 31, 2018	Jul. 31, 2017	Jan. 31, 2023	Jan. 31, 2019	Oct. 31, 2017	Apr. 30, 2023	Apr. 30, 2019	Jan. 31, 2018	Jul. 31, 2023	Jul. 31, 2019	Apr. 30, 2018	Oct. 31, 2023	Oct. 31, 2019	Jul. 31, 2018	Jan. 31, 2024	Jan. 31, 2020	Oct. 31, 2018	Apr. 30, 2024	Apr. 30, 2020	Jan. 31, 2019	Jul. 31, 2024	Jul. 31, 2020	Apr. 30, 2019	Oct. 31, 2024	Oct. 31, 2020	Jul. 31, 2019	Jan. 31, 2025	Jan. 31, 2021	Oct. 31, 2019	Apr. 30, 2025	Apr. 30, 2021	Jan. 31, 2020	Jul. 31, 2025	Jul. 31, 2021	Apr. 30, 2020	Oct. 31, 2025	Oct. 31, 2021	Jul. 31, 2020	Jan. 31, 2022	Oct. 31, 2020	Apr. 30, 2022	Jan. 31, 2021	Jul. 31, 2022	Apr. 30, 2021	Oct. 31, 2022	Jul. 31, 2021	Jan. 31, 2023	Oct. 31, 2021	Apr. 30, 2023	Jan. 31, 2022	Jul. 31, 2023	Apr. 30, 2022	Oct. 31, 2023	Jul. 31, 2022	Jan. 31, 2024	Oct. 31, 2022	Apr. 30, 2024	Jan. 31, 2023	Jul. 31, 2024	Apr. 30, 2023	Oct. 31, 2024	Jul. 31, 2023	Jan. 31, 2025	Oct. 31, 2023	Apr. 30, 2025	Jan. 31, 2024	Jul. 31, 2025	Apr. 30, 2024	Oct. 31, 2025	Jul. 31, 2024	Oct. 31, 2024	Jan. 31, 2025	Apr. 30, 2025	Jul. 31, 2025	Oct. 31, 2025
C000004013
Account Value [Line Items]
Accumulated Value			$ 10,000			$ 9,775			$ 10,415			$ 11,367			$ 11,872			$ 11,851			$ 12,372			$ 13,464			$ 14,467			$ 15,751			$ 15,434			$ 15,573			$ 14,165			$ 13,964			$ 14,815			$ 14,645			$ 15,720			$ 16,197			$ 15,363			$ 16,879		$ 19,230		$ 21,908		$ 21,241		$ 20,596		$ 21,118		$ 17,793		$ 14,759		$ 14,443		$ 13,260		$ 15,316		$ 14,903		$ 15,454		$ 13,289		$ 14,809		$ 15,000		$ 15,993	$ 15,280	$ 15,976	$ 17,336	$ 18,123	$ 19,670
C000184318
Account Value [Line Items]
Accumulated Value		$ 500,000			$ 513,469			$ 559,184			$ 601,224			$ 654,545			$ 641,371			$ 647,546			$ 589,090			$ 581,191			$ 616,160			$ 609,520			$ 654,227			$ 674,505			$ 639,811			$ 703,342			$ 801,567			$ 913,374			$ 885,612			$ 859,238			$ 880,985		$ 742,786		$ 616,625		$ 603,422		$ 554,034		$ 640,878		$ 623,642		$ 647,146		$ 556,786		$ 620,805		$ 629,331		$ 671,428		$ 642,120		$ 671,659		$ 729,454		$ 763,682		$ 829,333
C000225810
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 9,188			$ 8,934			$ 9,179			$ 7,754			$ 6,447			$ 6,324			$ 5,822			$ 6,742			$ 6,578			$ 6,841			$ 5,900			$ 6,592			$ 6,693			$ 7,156			$ 6,857			$ 7,190			$ 7,825			$ 8,208			$ 8,927
TOPIX Index Net
Account Value [Line Items]
Accumulated Value			10,000			9,174			9,801			10,109			10,462			10,680			10,945			11,686			12,483			13,533			13,168			12,720			11,929			11,801			12,016			11,945			12,886			13,005			11,579			11,981		12,885		14,754		14,945		14,932		15,235		14,304		12,871		12,771		11,524		13,509		13,577		14,713		13,497		15,853		15,966		17,039	16,370	16,684	17,492	18,325	20,431
TOPIX Index Net
Account Value [Line Items]
Accumulated Value		500,000			506,618			540,927			577,783			626,395			609,482			588,785			552,134			546,228			556,190			552,874			596,434			601,949			535,969			554,551			596,386			682,897			691,762			691,151			705,174		662,074		595,741		591,107		533,395		625,281		628,453		680,997		624,749		733,800		738,994		788,671		757,731		772,242		809,662		848,190		945,664
TOPIX Index Net
Account Value [Line Items]
Accumulated Value	10,000			9,487			9,479			9,671			9,080			8,170			8,107			7,315			8,576			8,619			9,340			8,568			10,064			10,135			10,816			10,392			10,591			11,104			11,633			12,970
MSCI Japan Index Net
Account Value [Line Items]
Accumulated Value			$ 10,000			$ 9,115			$ 9,716			$ 9,986			$ 10,319			$ 10,547			$ 10,737			$ 11,403			$ 12,156			$ 13,185			$ 12,797			$ 12,401			$ 11,723			$ 11,653			$ 11,878			$ 11,851			$ 12,797			$ 12,959			$ 11,521			$ 12,008		$ 12,840		$ 14,890		$ 15,043		$ 15,040		$ 15,392		$ 14,521		$ 13,029		$ 12,892		$ 11,595		$ 13,543		$ 13,589		$ 14,844		$ 13,542		$ 16,050		$ 16,203		$ 17,249	$ 16,565	$ 16,876	$ 17,544	$ 18,306	$ 20,737
MSCI Japan Index Net
Account Value [Line Items]
Accumulated Value		$ 500,000			$ 505,449			$ 536,822			$ 572,280			$ 620,706			$ 602,443			$ 583,806			$ 551,898			$ 548,605			$ 559,175			$ 557,906			$ 602,457			$ 610,059			$ 542,390			$ 565,309			$ 604,474			$ 700,966			$ 708,188			$ 708,039			$ 724,627		$ 683,616		$ 613,362		$ 606,925		$ 545,860		$ 637,583		$ 639,748		$ 698,813		$ 637,495		$ 755,599		$ 762,792		$ 812,022		$ 779,832		$ 794,483		$ 825,923		$ 861,797		$ 976,209
MSCI Japan Index Net
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 9,429			$ 9,427			$ 9,648			$ 9,102			$ 8,167			$ 8,081			$ 7,268			$ 8,489			$ 8,518			$ 9,305			$ 8,488			$ 10,061			$ 10,156			$ 10,812			$ 10,383			$ 10,578			$ 10,997			$ 11,475			$ 12,998